INCOME TAXES - Schedule Of Income Tax Rates (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Income Taxes [Abstract]
Statutory income tax rate	26.00%	26.00%
(Reduction) increase in rate resulting from:
Change in tax rates and new legislation	(1.00%)	3.00%
International operations subject to different tax rates	3.00%	(1.00%)
Taxable income attributable to non-controlling interests	(3.00%)	(10.00%)
Portion of gains subject to different tax rates	(2.00%)	(3.00%)
Recognition of deferred tax assets	(6.00%)	(2.00%)
Non-recognition of the benefit of current year’s tax losses	3.00%	2.00%
Other	2.00%	1.00%
Effective income tax rate	22.00%	16.00%